Segmented information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segmented information [Text Block]
19. Segmented information

 Geographic Information

As at December 31, 2020, the Company has only one reportable operating segment being the corporate function with its head office in Canada.  Total assets in Ghana include the Company's 45% interest in the Asanko Gold Mine JV.

Geographic allocation of total assets and liabilities

December 31, 2020	Canada	Ghana	Total
	$	$	$
Current assets	65,541	—	65,541
Property, plant and equipment and right-of-use assets	591	—	591
Other non-current assets	—	137,458	137,458
Total assets	66,132	137,458	203,590
Current liabilities	3,618	—	3,618
Non-current liabilities	1,089	—	1,089
Total liabilities	4,707	—	4,707

December 31, 2019	Canada	Ghana	Total
	$	$	$
Current assets	35,800	—	35,800
Property, plant and equipment and right-of-use assets	679	—	679
Other non-current assets	—	108,025	108,025
Total assets	36,479	108,025	144,504
Current liabilities	2,317	—	2,317
Non-current liabilities	930	—	930
Total liabilities	3,247	—	3,247

Geographic allocation of the Statement of Operations and Comprehensive Income (loss)

For the year ended December 31, 2020:

	Canada	Ghana	Total
	$	$	$
Share of net earnings related to joint venture	—	59,159	59,159
Service fee earned as operators of joint venture	4,917	—	4,917
General and administrative expenses	(14,757)	—	(14,757)
(Loss) income from operations and joint venture	(9,840)	59,159	49,319

Finance income	551	7,774	8,325
Finance expense	(45)	—	(45)
Foreign exchange loss	(223)	—	(223)
Net (loss) income and comprehensive (loss) income for the year	(9,557)	66,933	57,376

For the year ended December 31, 2019:

	Canada	Ghana	Total
	$	$	$
Share of net loss related to joint venture	—	(126,264)	(126,264)
Service fee earned as operators of joint venture	4,963	—	4,963
General and administrative expenses	(11,828)	—	(11,828)
Loss from operations and joint venture	(6,865)	(126,264)	(133,129)

Finance income	355	516	871
Finance expense	(24)	(35,626)	(35,650)
Foreign exchange loss	(20)	—	(20)
Net loss and comprehensive loss for the year	(6,554)	(161,374)	(167,928)